Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Short-term Debt [Line Items]
Other short-term borrowings	¥ 9,358,020	¥ 11,546,048
Less unamortized discount	292	241
Other short-term borrowings, net	¥ 9,357,728	¥ 11,545,807
Weighted average interest rate on outstanding balance at end of fiscal year	0.36%	0.21%
Domestic [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 4,139,518	¥ 6,715,422
Domestic [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	1,177,972	1,579,550
Domestic [Member] | Borrowings from Bank of Japan [Member]
Short-term Debt [Line Items]
Other short-term borrowings	2,662,968	4,809,950
Domestic [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	256,567	271,413
Domestic [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	42,011	54,509
Foreign [Member]
Short-term Debt [Line Items]
Other short-term borrowings	5,218,502	4,830,626
Foreign [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	4,906,571	4,363,937
Foreign [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	78,849	137,764
Foreign [Member] | Short-term Debentures [Member]
Short-term Debt [Line Items]
Other short-term borrowings	42,608	148,644
Foreign [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 190,474	¥ 180,281